Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	CAD 16,426	CAD 17,335
Ending Balance	29,596	16,426
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	38,607	38,055
Additions	1,581	970
Acquisition	26,317
Transfers From E&E Assets	6	49
Transfers to Assets Held for Sale	(19,719)
Change in Decommissioning Liabilities	(64)	(275)
Exchange Rate Movements and Other	(391)	(169)
Divestitures	(12,335)	(23)
Ending Balance	34,002	38,607
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	22,181	20,720
Transfers to Assets Held for Sale	(16,120)
DD&A	1,953	1,475
Impairment Losses	77	485
Reversal of Impairment Losses		(462)
Exchange Rate Movements and Other	(73)	(29)
Divestitures	(3,612)	(8)
Ending Balance	4,406	22,181
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	11,853	12,573
Ending Balance	25,337	11,853
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	31,941	31,481
Additions	1,324	717
Acquisition	26,317
Transfers From E&E Assets	6	49
Transfers to Assets Held for Sale	(19,719)
Change in Decommissioning Liabilities	(67)	(267)
Exchange Rate Movements and Other	(28)	(16)
Divestitures	(12,333)	(23)
Ending Balance	27,441	31,941
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	20,088	18,908
Transfers to Assets Held for Sale	(16,120)
DD&A	1,653	1,173
Impairment Losses	77	481
Reversal of Impairment Losses		(462)
Exchange Rate Movements and Other	17	(4)
Divestitures	(3,611)	(8)
Ending Balance	2,104	20,088
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	25	54
Ending Balance	2	25
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	331
Additions		2
Ending Balance	333	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	308	277
DD&A	23	31
Ending Balance	331	308
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,183	4,310
Ending Balance	3,868	4,183
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,259	5,206
Additions	168	213
Change in Decommissioning Liabilities		(8)
Exchange Rate Movements and Other	(364)	(152)
Divestitures	(2)
Ending Balance	5,061	5,259
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,076	896
DD&A	209	205
Exchange Rate Movements and Other	(91)	(25)
Divestitures	(1)
Ending Balance	1,193	1,076
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	365	398
Ending Balance	389	365
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,074	1,037
Additions	89	38
Change in Decommissioning Liabilities	3
Exchange Rate Movements and Other	1	(1)
Ending Balance	1,167	1,074
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	709	639
DD&A	68	66
Impairment Losses		4
Exchange Rate Movements and Other	1
Ending Balance	CAD 778	CAD 709